Unit-Based Compensation	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Unit-Based Compensation	Unit-Based Compensation

In March 2019 and 2018, a total of 35,419 common units and 17,498 common units, respectively, with an aggregate value of $0.5 million and $0.3 million, respectively, were granted to the non-management directors of the General Partner as part of their annual compensation for 2019 and 2018, respectively. These common units were fully vested upon grant. The compensation to the non-management directors is included in general and administrative expenses in the Partnership's consolidated statements of income (loss).

During March 2019 and 2018, the Partnership granted 80,100 and 62,283 restricted units, respectively, with grant date fair values of $1.2 million each, to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries who provide services to the Partnership, based on the Partnership’s closing common unit price on the grant date. Each restricted unit is equal in value to one of the Partnership’s common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, in which case, the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted unit awards is paid to each recipient in the form of units, net of withholding tax. During the three and six months ended June 30, 2019, a total of nil and 83,285 restricted units, respectively (three and six months ended June 30, 2018 – nil and 60,680 restricted units, respectively), with a fair value of $nil and $1.2 million, respectively (three and six months ended June 30, 2018 – $nil and $1.0 million, respectively), vested. During the three and six months ended June 30, 2019, and 2018, the Partnership recognized expenses of $0.3 million and $1.1 million, respectively (three and six months ended June 30, 2018 – $0.2 million and $0.9 million, respectively) related to the restricted units and common units.